Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rates

The Company’s effective income tax rate was 0% for the year ended December 31, 2021, the period of three months ended December, 2020 and the years ended September 30, 2020 and 2019. Income tax mainly consists of foreign income tax at statutory rates and the effects of permanent and temporary differences.

	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019

U.S. statutory rate	34.0%	34.0%	34.0%	34%
Foreign income not registered in the U.S.	(34.0)%	(34.0)%	(34.0)%	(34.0)%
PRC statutory rate	25.0%	25.0%	25.0%	25.0%
Changes in valuation allowance and others	(25.0)%	(25.0)%	(25.0)%	(25.0)%
Effective tax rate	0%	0%	0%	0%

Schedule of Valuation Allowance

	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019

Deferred tax asset from net operating loss and carry-forwards	$9,032,129	$9,032,129	$9,032,129	$9,032,129
Valuation allowance	(9,032,129)	(9,032,129)	(9,032,129)	(9,032,129)
Deferred tax asset, net	$-	$-	$-	$-